Changes in significant accounting policies	12 Months Ended
Dec. 31, 2021
Changes in significant accounting policies
Changes in significant accounting policies

4.    Changes in significant accounting policies

Changes applicable from January 1, 2021

The following new amendments are effective from January 1, 2021 but they do not have an effect on the Group’s financial statements:

“COVID-19-Related Rent Concessions” - Amendment to IFRS 16;

“Interest Rate Benchmark Reform - Phase 2” - Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16.

Changes applicable from January 1, 2020

The Group applied Definition of a Business (Amendments to IFRS 3) to business combinations whose acquisition dates are on or after 1 January 2020 in assessing whether it had acquired a business or a group of assets. The details of accounting policies are set out in Note 5. See also Note 8 for details of the Group’s acquisition of a subsidiary during the year.

A number of other amendments to standards are effective from January 1, 2020 but they do not have a material effect on the Group’s financial statements.